Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

7. Income Taxes

Our effective income tax rate for the six months ended June 30, 2021 and 2020 was (11.8)% and (4.5)%, respectively. The Company evaluates its effective income tax rate at each interim period and adjust it as facts and circumstances warrant. The difference between income taxes computed at the Japanese statutory rate and reported income taxes for the six months ended June 30, 2021 and 2020 was primarily related to the impact of the valuation allowance and inhabitant tax-per capita.

At June 30, 2021 and December 31, 2020, current unrecognized tax benefit is not material in amount. Even in the next twelve months after the end of June 2021, it is unlikely that the total amount would change dramatically.

12.  Income Taxes

The following table shows a summary of income taxes for the years ended December 31, 2020 and 2019:

	Thousands of Yen		Thousands of Yen
	2020		2019
	Domestic	Total	Domestic	Total
(Loss) income before income taxes	¥(626,689)	¥(626,689)	¥32,737	¥32,737
Income taxes
Current	19,745	19,745	10,222	10,222
Deferred	(107,264)	(107,264)	5,739	5,739
Total	¥(87,519)	¥(87,519)	¥15,961	¥15,961

The Company and its domestic subsidiaries are subject to a number of taxes based on income, in the aggregate resulted in an effective statutory rate of approximately 30.6% and 30.6% for the years ended December 31, 2020 and 2019, respectively.

A reconciliation of the differences between the effective income tax rates reflected in the accompanying consolidated statements of (loss) income and Japanese statutory tax rates for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Statutory tax rate	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	(13.2)	(10.2)
Nondeductible expenses	(0.3)	3.2
Inhabitant tax-per capita*	(3.2)	24.5
Other-net	0.1	0.7
Effective income tax rate	14.0%	48.8%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2020, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

The tax effects of the major items of temporary differences giving rise to the deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

	Thousands of Yen
	2020	2019
Deferred tax assets:
Accounts receivable-trade	¥13,485	¥13,485
Provision for bad debt	41,700	50,271
Goodwill	―	1,135
Other prepaid expenses - currently not deductible	―	54,235
Contract liability	154,950	―
Asset retirement obligation	58,543	39,013
Operating lease liability	505,601	563,660
Operating loss carryforwards	484,040	95,490
Other	60,392	51,485
Gross deferred tax assets	1,318,711	868,774
Valuation allowance	(125,376)	(42,395)
Total deferred tax assets	1,193,335	826,379

Deferred tax liabilities:
Property and equipment	(32,433)	(18,141)
Goodwill	(4,073)
Intangible assets	(15,285)	(6,485)
Right-of-use asset - operating lease	(483,437)	(560,336)
Deferred offering costs	―	(17,609)
Advances received	(1,311)	(1,303)
Other	(1,205)	―
Total deferred tax liabilities	(537,744)	(603,874)
Net deferred tax assets	¥655,591	¥222,505

Valuation allowance for deferred tax assets have decreased by ¥82,981 thousand and decreased by ¥3,355 thousand for the years ended December 31, 2020 and 2019, respectively.

Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, the Company believes it is more likely than not that the Company will realize the benefits of these tax assets, net of valuation allowance, at December 31, 2020.

At December 31, 2020, the Group had operating loss carryforwards of ¥1,580,795 thousand, which are available to offset future taxable income. These carryforwards are scheduled to expire as follows:

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2021 and 2024	¥75,596
Between 2025 and 2028	132,439
2029 and thereafter	1,372,760
Total	¥1,580,795

The Company does not recognize any deferred tax liabilities for undistributed earnings of domestic subsidiaries since dividends from these subsidiaries are not subject to taxation under Japanese tax law.

At December 31, 2020 and 2019, current unrecognized tax benefit is not material in amount. Even in the next twelve months after the end of 2020, it is unlikely that the total amount would change dramatically.

The penalties and interest expenses related to income taxes are recognized in the consolidated statements of (loss) income as of December 31, 2020 and 2019, however, the amounts are immaterial.

The Company and its subsidiaries are subject to taxation in Japan. As of December 31, 2020, all years remain open to examination by the tax authority.